Subordinated Notes And Debentures - Summary of Subordinated Notes and Debentures (Parenthetical) (Detail) - CAD ($) shares in Millions, $ in Millions				12 Months Ended
	Sep. 14, 2018	Jul. 09, 2018	Dec. 18, 2017	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of detailed information about borrowings [line items]
Notes issued				$ 8,740	$ 9,528
Redemption of outstanding notes and debentures				$ 2,468	2,536	$ 979
3.625% subordinated debentures due September 15, 2031 [member] | Earliest Redemption Date September 15, 2026 to September 15, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis				5-year Mid-Swap Rate
5.763% subordinated debentures due December 18, 2106 [member] | Earliest Redemption Date December 18, 2017 to December 18, 2106 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis				5-year Government of Canada
5.828% subordinated notes due July 9, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Notes issued					650
Redemption of outstanding notes and debentures		$ 650
Interest rate (%)		5.828%		5.828%
Percentage of redemption price of principal amount		100.00%
Reset spread (%)				2.55%
5.828% subordinated notes due July 9, 2023 [member] | Earliest redemption date July nine twenty eighteen to July nine twenty twenty three [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis				3-month Bankers’ Acceptance rate
2.692% subordinated debentures due June 24, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Notes issued				$ 1,474	1,492
Interest rate (%)				2.692%
Reset spread (%)				1.21%
NVCC Provisions, maximum number of common shares that could be issued				450
2.692% subordinated debentures due June 24, 2025 [member] | Earliest Redemption Date June 24, 2020 to June 24, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis				3-month Bankers' Acceptance rate
2.982% subordinated debentures due September 30, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Notes issued				$ 982	987
Interest rate (%)				2.982%
Reset spread (%)				1.83%
NVCC Provisions, maximum number of common shares that could be issued				300
2.982% subordinated debentures due September 30, 2025 [member] | Earliest Redemption Date September 30, 2020 to September 30, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis				3-month Bankers' Acceptance rate
3.589% Subordinated Debentures due September 14, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Notes issued	$ 1,750			$ 1,711
Interest rate (%)	3.589%			3.589%
Reset spread (%)				1.06%
NVCC Provisions, maximum number of common shares that could be issued				525
3.589% Subordinated Debentures due September 14, 2028 [member] | Earliest Redemption Date September 14, 2023 to September 14, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis				3-month Bankers' Acceptance rate
3.589% Subordinated Debentures due September 14, 2028 [member] | Earliest Redemption date September 14, 2023 to September 14, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis				three-month Bankers' Acceptance rate
Reset spread (%)	1.06%
3.589% Subordinated Debentures due September 14, 2028 [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Number of days of notice required to redemption	60 days
3.589% Subordinated Debentures due September 14, 2028 [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Number of days of notice required to redemption	30 days
3.224% subordinated debentures due July 25, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Notes issued				$ 1,427	1,460
Interest rate (%)				3.224%
Reset spread (%)				1.25%
NVCC Provisions, maximum number of common shares that could be issued				450
3.224% subordinated debentures due July 25, 2029 [member] | Earliest Redemption Date July 25, 2024 to July 25, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis				3-month Bankers' Acceptance rate
4.859% subordinated debentures due March 4, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Notes issued				$ 1,124	1,164
Interest rate (%)				4.859%
Reset spread (%)				3.49%
NVCC Provisions, maximum number of common shares that could be issued				375
4.859% subordinated debentures due March 4, 2031 [member] | Earliest Redemption Date March 4, 2026 to March 4, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis				3-month Bankers' Acceptance rate
3.625% subordinated debentures due September 15, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Notes issued				$ 1,824	1,776
Interest rate (%)				3.625%
Reset spread (%)				2.205%
NVCC Provisions, key assumption				Canadian to U.S. dollar exchange rate of 1.00
NVCC Provisions, maximum number of common shares that could be issued				450
5.763% subordinated debentures due December 18, 2106 [member]
Disclosure of detailed information about borrowings [line items]
Notes issued					$ 1,800
Interest rate reset period				5 years
Interest rate (%)				5.763%
Reset spread (%)				1.99%
5.763% subordinated debentures due December 18, 2106 [member]
Disclosure of detailed information about borrowings [line items]
Redemption of outstanding notes and debentures			$ 1,800
Interest rate (%)			5.763%
Percentage of redemption price of principal amount			100.00%